Stock-Based Compensation	12 Months Ended
Dec. 31, 2013
Stock-Based Compensation

11. Stock-Based Compensation

Employee Stock-based Compensation Plan

The Company maintains the Amended and Restated Benefitfocus.com, Inc. 2000 Stock Option Plan (the “2000 Plan”) and the Benefitfocus.com, Inc. 2012 Stock Plan, as amended (the “2012 Plan”), pursuant to which the Company has reserved 6,234,809 shares of its common stock for issuance to its employees, directors and non-employee third parties. The 2012 Plan, effective on January 31, 2012, serves as the successor to the 2000 Plan and permits the granting of incentive stock options, non-statutory stock options, stock bonuses, stock purchase rights, stock appreciation rights, and restricted stock units and awards. No new awards will be issued under the 2000 Plan as of the effective date of the 2012 Plan. Outstanding awards under the 2000 Plan continue to be subject to the terms and conditions of the 2000 Plan. Shares available for grant under the 2000 Plan, which were reserved but not issued or subject to outstanding awards under the 2000 Plan as of the effective date, were added to the reserves of the 2012 Plan. As of December 31, 2013, the Company had 2,578,314 shares allocated to the 2012 Plan, but not yet issued.

The terms of the stock-based award grants, including the exercise price per share and vesting periods, are determined by the Chairman of the Board who is delegated the authority by the Company’s board of directors. Stock options are granted at exercise prices not less than the estimated fair market value of the Company’s common stock at the date of grant. The grant date value of restricted stock units is equal to the closing price of the Company’s stock on the trading day preceding the date of grant. Generally, the Company issues previously unissued shares for the exercise of stock options or exchange of restricted stock units; however, previously acquired shares may be reissued to satisfy future issuances. The options and restricted stock unit awards typically vest quarterly over a four-year period. The options expire 10 years from the grant date. Compensation expense for the fair value of the stock-based awards at their grant date is recognized ratably over the vesting schedule.

The Company has issued two types of awards under these plans: options and restricted stock units. The following table sets forth the number of awards outstanding for each award type is as follows:

	Outstanding at December 31,
Award type	2013	2012	2011
Stock options	3,058,795	3,121,064	2,712,808
Restricted stock units	97,700	—	—

Stock-based compensation expense related to stock-based awards is included in the following line items in the accompanying consolidated statements of operations and comprehensive loss for the years ended December 31:

	2013	2012	2011
Cost of revenue	$274	$195	$252
Sales and marketing	171	68	102
Research and development	255	130	121
General and administrative	502	319	246

	$1,202	$712	$721

The total compensation cost related to nonvested awards not yet recognized as of December 31, 2013 was $7,429 and will be recognized over a weighted-average period of approximately 2.9 years.

Restricted Stock Units

During December 2013, the Company granted restricted stock units under the 2012 Plan. Restricted stock units granted to employees vest in equal annual installments generally over 4 years from the grant date. The fair value of the stock at the time of grant is amortized based on a straight-line basis over the period of vesting. Income tax benefits resulting from vesting of restricted stock are recognized in the period the unit is exchanged to the extent the expense has been recognized.

A summary of unvested restricted stock units as of December 31, 2013 is as follows:

	Restricted stock units	Weighted average grant-date fair value
Unvested at January 1, 2013	—	$—
Granted	97,700	48.31

Unvested at December 31, 2013	97,700	$48.31

As of December 31, 2013, the number and intrinsic value of restricted stock units expected to vest was 84,288 and $4,867, respectively.

Stock options

The following is a summary of the option activity for the year ended December 31, 2013:

	Number of Options	Weighted- Average Exercise Price	Weighted- Average Remaining Contractual Term (in years)	Aggregate Intrinsic Value
Outstanding balance at December 31, 2012	3,121,064	$6.15
Granted	172,000	13.53
Exercised	(201,444)	3.45
Forfeited	(30,772)	5.98
Expired	(2,053)	1.90

Outstanding balance at December 31, 2013	3,058,795	$6.75	5.01	$155,969

Exercisable at December 31, 2013	2,456,471	$5.89	4.14	$127,366

Vested and expected to vest at December 31, 2013	3,006,516	$6.70	4.95	$153,446

The aggregate intrinsic value of employee options exercised during the years ended December 31, 2013, 2012 and 2011 was $6,448, $293 and $214, respectively.

The Company values stock options using the Black-Scholes option-pricing model, which requires the input of subjective assumptions, including the risk-free interest rate, expected life, expected stock price volatility and dividend yield. The risk-free interest rate assumption is based upon observed interest rates for constant maturity U.S. Treasury securities consistent with the expected term of the Company’s employee stock options. The expected life represents the period of time the stock options are expected to be outstanding and is based on the simplified method. Under the simplified method, the expected life of an option is presumed to be the mid-point between the vesting date and the end of the contractual term. The Company used the simplified method due to the lack of sufficient historical exercise data to provide a reasonable basis upon which to otherwise estimate the expected life of the stock options. The Company has a limited history of trading as a public company, therefore expected volatility is based on historical volatilities for publicly traded stock of comparable companies over the estimated expected life of the stock options. The Company assumed no dividend yield because it does not expect to pay dividends in the near future, which is consistent with the Company’s history of not paying dividends.

The following table summarizes the assumptions used for estimating the fair value of stock options granted for the years ended December 31 (no options were granted in 2011):

	2013	2012
Risk-free interest rate	1.0% - 1.7%	0.8% - 1.2%
Expected term (years)	6.08	6.08
Expected volatility	52%	53% - 55%
Expected dividend yield	0%	0%
Weighted-average grant date fair value per share	$7.71	$4.24